Consolidated Statements of Operations - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue
Regulated electricity distribution	CAD 228,097	CAD 224,110
Regulated gas distribution	405,735	463,651
Regulated water reclamation and distribution	181,655	78,467
Non-regulated energy sales	243,149	222,581
Other revenue	37,382	39,046
Total revenue	1,096,018	1,027,855
Expenses
Operating expenses	333,001	279,406
Regulated electricity purchased	119,825	131,647
Regulated gas purchased	142,003	217,236
Regulated water purchased	12,227	0
Non-regulated energy purchased	21,260	27,990
Administrative expenses	46,349	39,830
Depreciation and amortization	186,899	149,806
Gain on foreign exchange	(436)	(2,631)
Costs and Expenses, Total	861,128	843,284
Operating income from continuing operations	234,890	184,571
Interest expense on convertible debentures and acquisition financing (notes 9(b) and 14)	57,630	0
Interest expense on long-term debt and others	73,962	65,993
Interest, dividend, equity and other income	(10,573)	(9,095)
Other gains	(8,555)	(5,110)
Acquisition-related costs	12,028	1,832
Loss (gain) on long-lived assets, net (note 8(e) and 18)	(3,263)	2,890
Gain on derivative financial instruments (note 25(b)(iv))	(15,849)	(2,188)
Nonoperating Income (Expense)	105,380	54,322
Earnings (loss) before income taxes	129,510	130,249
Income tax expense (note 20)
Current	8,461	7,310
Deferred	28,675	36,403
Income tax expense	37,136	43,713
Earnings from continuing operations	92,374	86,536
Loss from discontinued operations, net of tax	0	(1,032)
Net earnings	92,374	85,504
Net effect of non-controlling interests (note 19)	(38,550)	(31,976)
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	130,924	117,480
Series A and D Preferred shares dividend (note 17)	10,400	10,400
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	CAD 120,524	CAD 107,080
Basic net earnings per share from continuing operations (CAD per share)	CAD 0.44	CAD 0.43
Basic net earnings per share (CAD per share)	0.44	0.42
Diluted net earnings per share from continuing operations (CAD per share)	0.44	0.42
Diluted net earnings per share (CAD per share)	CAD 0.44	CAD 0.42